Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 10, 2019
Registrant Name	DREYFUS PREMIER GNMA FUND, INC.
Central Index Key	0000762156
Amendment Flag	false
Document Creation Date	May 10, 2019
Document Effective Date	May 10, 2019
Prospectus Date	Aug. 31, 2018
DREYFUS U.S. MORTGAGE FUND | Class Z
Prospectus:
Trading Symbol	DRGMX
DREYFUS U.S. MORTGAGE FUND | Class A
Prospectus:
Trading Symbol	GPGAX
DREYFUS U.S. MORTGAGE FUND | Class C
Prospectus:
Trading Symbol	GPNCX
DREYFUS U.S. MORTGAGE FUND | Class Y
Prospectus:
Trading Symbol	GPNYX
DREYFUS U.S. MORTGAGE FUND | Class I
Prospectus:
Trading Symbol	GPNIX